DEPLETION AND DEPRECIATION (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
DEPLETION AND DEPRECIATION
Depletion of producing mineral property	$ 5,806
Depreciation of plant and equipment	9,147
Depletion and depreciation	$ 14,953